FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: March 3, 2009"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the person signing
"the report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood that" "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 0044 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, April 7, 2009"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this
" report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 62
"Form 13F Information Table Value Total: $515,056 (thousands)"

FORM 13F INFORMATION TABLE

AECOM TECHNOLOGY CORP DELAWA	COM	00766T100	 522 	20000	SH		SOLE		20000
ALCON INC	COM SHS	H01301102	 636 	7000	SH		SOLE		7000
AMGEN INC	COM	031162100	" 2,092 "	42260	SH		SOLE		42260
ANNALY CAP MGMT INC	COM	035710409	" 123,654 "	8913075	SH		SOLE		8913075
APACHE CORP	COM	037411105	 512 	8000	SH		SOLE		8000
BARRICK GOLD CORP	COM	067901108	" 15,758 "	485970	SH		SOLE		485970
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	" 7,126 "	82	SH		SOLE		82
BP PLC	SPONSORED ADR	055622104	 262 	6542	SH		SOLE		6542
BT GROUP PLC	ADR	05577E101	 151 	13540	SH		SOLE		13540
BURLINGTON NORTHN SANTA FE CP	COM	12189T104	" 3,443 "	57200	SH		SOLE		57200
CANADIAN NAT RES LTD	COM	136385101	" 9,836 "	253970	SH		SOLE		253970
CHIMERA INVT CORP	COM	16934Q109	" 2,338 "	701000	SH		SOLE		701000
Chunghwa Telecom	SPONS ADR NEW 09	17133Q403	" 1,780 "	97736	SH		SOLE		97736
Clean Deisel Tech	COM NEW	18449C302	" 2,055 "	1202311	SH		SOLE		1202311
Coeur D Alene Mines Corp	COM	192108108	" 2,291 "	2399265	SH		SOLE		2399265
COMCAST CORP NEW	CL A	20030N101	 886 	65000	SH		SOLE		65000
CONOCOPHILLIPS	COM	20825C104	" 2,546 "	65000	SH		SOLE		65000
COSTCO WHSL CORP NEW	COM	22160K105	" 1,389 "	30000	SH		SOLE		30000
COVIDIEN LTD	COM	G2552X108	 914 	27500	SH		SOLE		27500
DELL INC	COM	24702R101	 812 	85750	SH		SOLE		85750
DEVON ENERGY CORP NEW	COM	25179M103	 803 	18000	SH		SOLE		18000
DRDGOLD LIMITED	SPON ADR NEW	26152H301	 937 	110700	SH		SOLE		110700
EBAY INC	COM	278642103	 552 	44000	SH		SOLE		44000
ENCANA CORP	COM	292505104	" 2,121 "	52103	SH		SOLE		52103
ESCO TECHNOLOGIES INC	COM	296315104	 697 	18000	SH		SOLE		18000
EXXON MOBIL CORP	COM	30231G102	 246 	3613	SH		SOLE		3613
FAIRFAX FINL HLDGS LTD	SUB VTG	303901102	 863 	3300	SH		SOLE		3300
GENERAL ELECTRIC CO	COM	369604103	 138 	13600	SH		SOLE		13600
GENERAL MLS INC	COM	370334104	 747 	15000	SH		SOLE		15000
Gold Fields Ltd New	SPONSORED ADR	38059T106	" 29,383 "	2594550	SH		SOLE		2594550
GOLDCORP INC NEW	COM	380956409	" 1,001 "	30000	SH		SOLE		30000
INTEL CORP	COM	458140100	 160 	10631	SH		SOLE		10631
INTERNATIONAL BUSINESS MACHS	COM	459200101	 276 	2847	SH		SOLE		2847
JOHNSON & JOHNSON	COM	478160104	" 52,571 "	999678	SH		SOLE		999678
JPMORGAN & CHASE & CO	COM	46625H100	 805 	30300	SH		SOLE		30300
KRAFT FOODS INC	CL A	50075N104	" 84,301 "	3785713	SH		SOLE		3785713
LEUCADIA NATL CORP	COM	527288104	 596 	40000	SH		SOLE		40000
MARSH & MCLENNAN COS INC	COM	571748102	 469 	23152	SH		SOLE		23152
MCDONALDS CORP	COM	580135101	 409 	7500	SH		SOLE		7500
MEDTRONIC INC	COM	585055106	" 23,093 "	783730	SH		SOLE		783730
MGT CAPITAL INVTS INC	COM	55302P103	 120 	237160	SH		SOLE		237160
MICROSOFT CORP	COM	594918104	 642 	35000	SH		SOLE		35000
NEWFIELD EXPL CO	COM	651290108	" 1,588 "	70000	SH		SOLE		70000
NEWMONT MINING CORP	COM	651639106	" 63,331 "	1416303	SH		SOLE		1416303
NEWS CORP	CL A	65248E104	 463 	70000	SH		SOLE		70000
NORTHERN TR CORP	COM	665859104	 620 	10380	SH		SOLE		10380
NRG ENERGY INC	COM NEW	629377508	" 1,654 "	94610	SH		SOLE		94610
PEPSICO INC	COM	713448108	 268 	5200	SH		SOLE		5200
PETRO-CDA	COM	71644E102	" 1,052 "	39220	SH		SOLE		39220
PHILIP MORRIS INTL INC	COM	718172109	" 33,545 "	943773	SH		SOLE		943773

PROSHARES TR	PSHS ULSHT SP500	74347R883	" 5,533 "	70000	SH		SOLE		70000
QUANTA SVCS INC	COM	74762E102	 428 	20000	SH		SOLE		20000
REDWOOD TR INC	COM	758075402	" 5,971 "	388000	SH		SOLE		388000
REPUBLIC SVCS INC	COM	760759100	 429 	25000	SH		SOLE		25000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	 301 	6895	SH		SOLE		6895
SILVER WHEATON CORP	COM	828336107	 521 	63300	SH		SOLE		63300
VODAFONE GRP PLC NEW	SPONS ADR NEW	92857W209	 189 	10827	SH		SOLE		10827
WALGREEN CO	COM	931422109	" 13,511 "	520870	SH		SOLE		520870
WAL MART STORES INC	COM	931142103	" 3,701 "	71100	SH		SOLE		71100
WELLS FARGO & CO NEW	COM	949746101	 430 	30000	SH		SOLE		30000
WYETH	COM	983024100	" 1,139 "	26500	SH		SOLE		26500
YAHOO INC	COM	984332106	 448 	35000	SH		SOLE		35000